Bank Indebtedness - Summary of Company's Bank Indebtedness Arising from Financing Activities (Detail) - Secured Asset Based Revolving Credit Facility [Member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure Of Bank Indebtedness [Line Items]
Beginning balance	$ 0.3	$ 1.9
Revolving Credit Facility drawn	3.0	48.1
Repayment of Revolving Credit Facility	(2.9)	(49.8)
Foreign exchange		0.1
Ending balance	$ 0.4	$ 0.3